Settlements Payable (Details Narrative)													12 Months Ended
	Jul. 05, 2017 USD ($)	Jul. 02, 2017 USD ($)	Aug. 12, 2016 USD ($) Installments	Mar. 02, 2016 USD ($)	Jan. 21, 2016 USD ($)	Jan. 04, 2016 USD ($)	Feb. 02, 2015 USD ($)	Jan. 06, 2015 USD ($)	Jan. 04, 2015 USD ($)	Nov. 17, 2014 USD ($)	Aug. 26, 2014 USD ($)	Jun. 27, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 22, 2016 USD ($) Integer
Settlements liabilities													$ 70,000
Settlements payable, total					$ 80,000		$ 8,125			$ 8,125	$ 8,125	$ 8,125		32,500
Settlements payable, principal	$ 50,000	$ 25,000		$ 30,000	75,500			$ 50,890	$ 75,000					2,500
Settlements payable, interest	$ 616	$ 308			10,320			$ 1,229	$ 7,564					$ 3,982
Settlement Agreement [Member]
Settlements payable, total													32,500
Settlements payable, principal													2,500
Settlements payable, interest													3,982
WHC Capital, LLC [Member] | PayOff Agreement [Member]
Settlements liabilities																$ 100,000
Number of settlement installments | Integer																5
Number of convertible notes | Integer																2
Settlements payable, total													$ 30,000
WHC Capital, LLC [Member] | PayOff Agreement [Member] | October 21, 2016 through February 21, 2017 [Member]
Settlements liabilities																$ 114,002
WHC Capital, LLC [Member] | PayOff Agreement [Member] | Range One [Member] | October 21, 2016 through February 21, 2017 [Member]
Settlements liabilities																15,000
WHC Capital, LLC [Member] | PayOff Agreement [Member] | Range Two [Member] | October 21, 2016 through February 21, 2017 [Member]
Settlements liabilities																$ 25,000
Vis Vires [Member] | Settlement Agreement [Member]
Settlements liabilities			$ 70,000
Number of settlement installments | Installments			4
Settlements payable, principal			$ 64,000
Vis Vires [Member] | Settlement Agreement [Member] | August 6, 2016 Through November 3, 2016 [Member]
Settlements liabilities			$ 17,500
Tangiers Investment Group [Member]
Settlements payable, total					85,820
Settlements payable, principal					$ 75,500
Settlements payable, various monthly payment					Company is obligated to repay a total of $80,000 in various monthly installments of between $6,000 and $20,000 from February 8, 2016 through June 26, 2016.
Settlements payable, interest					$ 10,320
JSJ Investments [Member]
Settlements payable, total						$ 82,564
Settlements payable, principal						$ 75,000
Settlements payable, various monthly payment						Company was obligated to repay a total of $70,000 in six monthly installments of approximately $11,667 from January 21, 2016 through June 21, 2016.
Settlements payable, interest						$ 7,564